Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

3. Revenue from Contracts with Customers

Disaggregation of Revenue

Following the Acquisitions, the Company evaluates revenue across its Portfolio Companies on a consolidated basis. Revenue is disaggregated into categories that depict how the nature, amount, timing, and uncertainty of revenue and cash flows are affected by economic factors. These categories include (i) customer type (public and private sector customers) and (ii) industry (construction, healthcare, and technology). The public sector primarily includes projects for federal, state, and municipal agencies. The private sector includes business-to-business and business-to-consumer sales channels.

Revenue consisted of the following (in thousands):

	Successor - AIAI	Predecessor - CCCI
	Period from May 7, 2026 through June 30, 2026	Period from April 1, 2026 through May 6, 2026	Period from January 1, 2026 through May 6, 2026	Three Months Ended June 30, 2025	Six Months Ended June 30, 2025
Construction
Public sector	$21,439	$16,195	$64,003	$46,345	$94,717
Private sector	14,535	3,011	14,072	18,835	32,854
Healthcare
Public sector	—	—	—	—	—
Private sector	1,173	—	—	—	—
Technology
Public sector	788	—	—	—	—
Private sector	1,142	—	—	—	—
	$39,077	$19,206	$78,075	$65,180	$127,571

Contract Estimates

The Company accounts for long-term contracts using various techniques to estimate total transaction price, total estimated costs at completion, and progress toward satisfaction of performance obligations which are used to recognize revenue earned. Unforeseen events and circumstances can alter the estimate of the costs associated with a particular contract. Total estimated costs at completion and progress toward completion may be impacted by changes in productivity, resource utilization, labor and subcontractor costs, third-party service provider costs, customer requirements, technology development and implementation timeliness, and the cost of materials, labor, equipment, or other inputs. Additionally, external factors such as weather, labor availability, supply chain disruptions, customer delays in providing information, permits or approvals, regulatory changes, governmental actions, economic conditions, and other market factors may affect project execution and the timing and amount of revenue recognition.

To the extent that original cost estimates are modified, estimated costs to complete the increase, delivery schedules are delayed, or progress under a contract is otherwise impeded, cash flow, revenue recognition, and profitability from a particular contract may be adversely affected.

The nature of the Company’s contracts gives rise to several types of variable consideration that can either increase or decrease the transaction price. Transaction price for contracts is required to include evaluation of variable consideration to which company has an enforceable right to compensation or obligation for a reduction, which can result in increases or decreases to a contract’s transaction price. The effect of a change in variable consideration on the transaction price of a performance obligation is recognized as an adjustment to revenue on a cumulative catch-up basis when efforts completed prior to the change in contract consideration do not constitute a distinct performance obligation.

Contract modifications can result in contract specifications or requirements that either create new or changes existing enforceable rights and obligations of the parties to the contract. The company considers unapproved change orders on construction contracts to be contract modifications for which customers have agreed to changes in the scope of the contract but have not agreed to the price.

Costs associated with contract modifications on construction contracts are included in the estimated costs to complete the contracts and are treated as project costs when incurred. In most instances, contract modifications are for goods or services that are not distinct and, therefore, are accounted for as a part of the existing contract. In those instances, the effect of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, is recognized as an adjustment to revenue on a cumulative catch-up basis

Remaining Performance Obligations

Below are the aggregate amount of the transaction price allocated to remaining performance obligations that are unsatisfied, or partially unsatisfied. The Company expects to recognize revenue on these remaining performance obligations as follows (in thousands):

Amount
Within 12 months	$186,067
13 to 24 months	326
Beyond 24 months	437
Total	$186,830

Amounts disclosed above represent management’s best estimate based on current contract schedules and anticipated project progress. Actual timing of revenue recognition may vary due to changes in project scope, performance, or customer requirements.

As of June 30, 2026 (Successor) and December 31, 2025 (Predecessor), the contract assets and liabilities associated with uncompleted contracts are summarized as follows (in thousands):

	Successor - AIAI June 30, 2026	Predecessor - CCCI December 31, 2025
Contract assets classified as:
Costs and estimated earnings in excess of billings on contracts in progress	$27,297	$2,738
Retainage receivable on open contracts	14,420	11,884
	$41,717	$14,622
Contract liabilities – current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	$3,100	$2,819
Retainage payable on open contracts	7,777	3,547
	$10,877	$6,366
Contract liabilities – non-current classified as:
Billings in excess of costs and estimated earnings on contracts in progress	$764	$—

As work is performed under customer contracts, revenue is recognized, and the corresponding contract liabilities are reduced. During the period from May 7, 2026 to June 30, 2026 (Successor), the period from April 1, 2026 to May 6, 2026 (Predecessor), and the period from January 1, 2026 through May 6, 2026 (Predecessor), the Company recognized revenue of $0, $0.4 million, and $2.4 million, respectively, that was included in the contract liability balances at December 31, 2025 (Predecessor). During the three- and six-months periods ended June 30, 2025 (Predecessor), the Company recognized revenue of $4.7 million and $4.8 million, respectively, that was included in the contract liability balances at December 31, 2024 (Predecessor).